NOTE 7: RELATED PARTY TRANSACTIONS (Details) - SDA Mill, Audited - USD ($)	Nov. 30, 2017	Dec. 31, 2016
Rose
Related Party Debt	$ 384,490	$ 601,674
VANE Minerals Ltd.
Related Party Debt	1,919,903	1,518,946
Magellan Gold Corporation
Related Party Debt	$ 49,871	$ 0